Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net loss	$ (13,987)	$ (23,171)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	16,566	23,496
Stock-based compensation	3,904	5,623
Foreign currency translation loss	(2,744)	(4,189)
Deferred income taxes	(791)	(889)
Change in fair value of obligations in connection with acquisitions	696	727
Other items	1,265	614
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	6,145	15,558
Inventories	1,028	363
Net investment in sales-type leases	3,344	(1,913)
Other current assets and prepaid expenses	(597)	2,089
Other non-current assets	275	287
Accounts payable	3,845	(951)
Other current liabilities	4,043	11,663
Deferred revenues	333	(79)
Other non-current liabilities	2,035	2,356
Net cash provided by operating activities	25,360	31,584
Cash flows from investing activities
Purchase of property and equipment	(6,315)	(7,585)
Investment in unconsolidated entities	(2,548)	(4,000)
Purchase of intangible assets	(515)	(245)
Proceeds from maturities of short-term bank deposits		1,558
Investment in short-term bank deposits		67,264
Other investing activities	(80)	(70)
Net cash used in investing activities	(9,458)	(77,606)
Cash flows from financing activities
Repayment of current portion of long-term debt	(929)
Proceeds from exercise of stock options	528	122
Net cash provided by (used in) financing activities	(401)	122
Effect of exchange rate changes on cash and cash equivalents	1,417	1,484
Net change in cash and cash equivalents	16,918	(44,416)
Cash and cash equivalents, beginning of period	280,328	257,592
Cash and cash equivalents, end of period	297,246	213,176
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	129	503
Transfer of inventory to fixed assets	$ 1,357	$ 939